Share based payment arrangements -Fair value inputs (Details) € in Thousands		12 Months Ended
	Apr. 07, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Share based payment arrangements
Share price at grant date	$ 13.80
Exercise price	$ 13.90
Expected volatility	55.00%
Expected dividends | €		€ 0
Risk-free interest rate	2.49%
Fair value at grant date	$ 8.00